Goodwill and other intangible assets - Summary of detailed information about intangible assets (Detail) - Management contracts [member] $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Kimpton [member]
Disclosure of detailed information about business combination [line items]
Net book value	$ 10
Remaining amortisation period	20 years
Six Senses [member]
Disclosure of detailed information about business combination [line items]
Net book value	$ 44
Remaining amortisation period	30 years